Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Inventories	$ 25,640	$ 29,272
Deferred mobilization expenses	75,804	46,407
Prepayments and advances	19,347	18,220
Swap cash collateral	0	8,000
Other	13,084	20,876
Balance at end of year/period	$ 133,875	$ 122,775